Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income from Continuing and Discontinued Operations Before Income Taxes
g.	Income from continuing and discontinued operations before income taxes is comprised of the following:

	Year ended March 31,
	2019	2018	2017
Domestic (Israel)	$184,410	$91,485	$123,707
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	172,444	200,548	436,739
Income from continuing and discontinued operations before taxes	$356,854	$292,033	$560,446

Components of Taxes on Income
h.	Taxes on income are comprised of the following:

	Year ended March 31,
	2019	2018	2017
Current taxes	$60,203	$27,687	$25,396
Prior years' benefits	(2,980)	(1,830)	(2,444)
Deferred income taxes	17,509	56,097	80,828
	$74,732	$81,954	$103,780

Domestic (Israel)	$33,183	$17,373	$26,175
Foreign (North America and the Cayman Islands)	41,549	64,581	77,605
	$74,732	$81,954	$103,780

Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate
i.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2019	2018	2017
Statutory tax rate (in Israel)	23.0%	24.0%	25.0%

(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs and other	(6.5%)	(7.8%)	(5.2%)
Utilization of net operating losses	(0.4%)	(2.5%)	—
Different tax rates applicable to non-Israeli subsidiaries	0.8%	(2.3%)	(1.5%)
Uncertain tax positions, net	3.4%	(3.3%)	0.7%
Taxes from prior years	0.6%	5.7%	(0.5%)
Change in Federal corporate income tax rate	—	14.2%	—
Effective consolidated tax rate	20.9%	28.0%	18.5%

Components of Current Taxes
j.	Current taxes are calculated at the following combined federal and local rates:

	Year ended March 31,
	2019	2018	2017
On Israeli operations (not including “Approved Enterprise”)	23.0%	24.0%	25.0%
On U.S. operations *	21.2%	31.7%	35.2%
On Canadian operations *	25.0%	25.0%	25.0%
On U.K. operations *	*	20.0%	20.0%
On Ireland operations *	*	12.5%	12.5%

*

The U.S. and Canadian subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence.  The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.  Since the U.K. and Ireland operations are classified as discontinued operations, there is no current tax.

Schedule of Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2019	2018
Deferred tax assets:
Operating carryforward loss	$4,383	$4,745
Capital carryforward loss	18,301	17,219
Deferred revenue	19,726	19,245
Property, plant, and equipment	1,440	—
Intangible assets	41,420	—
Accrued expenses	50,742	50,704
Bad debt allowance	83	46
Amortization and impairment	—	6,207
Hedge accounting	84	—
Other, net	7,448	6,310
Total deferred tax assets	143,627	104,476
Valuation allowance for deferred tax assets	(24,652)	(17,219)
Net deferred tax assets	118,975	87,257
Deferred tax liabilities:
Property, plant, and equipment	(8,803)	(2,873)
Marketable securities	(1,924)	—
Other, net	(259)	(355)
Total deferred tax liabilities	(10,986)	(3,228)
Net deferred tax assets	$107,989	$84,029
Domestic	$5,684	$13,004
Foreign	102,305	71,025
	$107,989	$84,029

Schedule of Deferred Income Taxes Presented on the Consolidated Balance Sheets

The deferred income taxes are presented on the Consolidated Balance Sheets as follows:

	March 31,
	2019	2018
Among non-current assets	$110,974	$87,257
Among long-term liabilities	(2,985)	(3,228)
	$107,989	$84,029

Schedule of Uncertain Tax Positions	The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.h).

	Year ended March 31,
	2019	2018	2017
Unrecognized tax exposure at beginning of year	$16,810	$23,457	$22,093
Increases as a result of positions taken in prior period	1,689	—	750
Decreases as a result of positions taken in prior period	(128)	(15,506)	(4,794)
Increases as a result of positions taken in current period	9,817	8,859	5,408
Unrecognized tax exposure at end of year	$28,188	$16,810	$23,457